Income Tax - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 HKD ($)
Applicable tax rate	9.00%	9.00%	0.00%
Effect of preferential tax rate		(5.40%)	0.00%
Tax percentage on qualifying income	0.00%
Tax impact after increase in revenue | د.إ	د.إ 375,000
Effective income tax rate	2.60%	9.40%	2.30%
ATSE [Member]
Effect of preferential tax rate	15.00%
Domestic Tax Jurisdiction [Member]
Effect of preferential tax rate	(9.10%)
UAE
Applicable tax rate	9.00%
Tax percentage on qualifying income	0.00%
Inland Revenue, Hong Kong [Member]
Applicable tax rate	16.50%
Inland Revenue, Hong Kong [Member] | Tax Year 2018 [Member] | Minimum [Member]
Applicable tax rate	8.25%
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member]
Tax impact after increase in revenue | $				$ 2
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member] | Maximum [Member]
Applicable tax rate	16.50%
State Administration of Taxation, China [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Domestic Tax Jurisdiction [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Mainland China | Foreign Tax Jurisdiction [Member]
Applicable tax rate	25.00%
Inland Revenue, Singapore (IRAS) [Member]
Applicable tax rate	17.00%